Schedule of Investments (unaudited) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 145.2%

New York — 139.4%

Corporate — 6.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$140	$154,555
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	350	379,057
5.00%, 07/01/28	330	355,813
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,475	2,007,696
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	920	961,952
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	940	980,354

		4,839,427

County/City/Special District/School District — 36.7%
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	365	421,104
5.00%, 08/01/30	500	557,430
City of New York, GO, Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	780,066
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(b)	1,000	325,840
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,445	1,701,776
5.00%, 11/15/45	2,340	2,769,694
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(b)	1,750	876,505
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(b)	500	221,340
(AMBAC), 5.00%, 01/01/39	500	501,135
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/35(b)	500	329,075
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	100	100,348

Security	Par (000)	Value

County/City/Special District/School District (continued)
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	$400	$400,828
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	400	400,868
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	501,075
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	880,902
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	340	389,021
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	1,315	1,605,273
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	465	513,039
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	460	552,773
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,030	1,230,819
Series A-2, 5.00%, 08/01/38	195	236,243
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	500	523,430
County of Nassau New York, GOL, General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	500	603,440
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/36	120	135,718
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(c)	960	1,014,288
5.75%, 02/15/47	590	617,105
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	475	568,888
5.00%, 02/15/42	565	676,746
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	856,882
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	500	570,875

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 01/15/20(c)	$1,400	$1,407,504
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	500	503,115
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	735	811,396
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	200	225,806
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,065,750
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,326,187
7 World Trade Center Project, Class 2, 5.00%, 09/15/43	1,000	1,073,980
7 World Trade Center Project, Class 3, 5.00%, 03/15/44	690	745,421
World Trade Center Project, 5.75%, 11/15/51	670	724,411

		28,746,096

Education — 22.2%
Amherst Development Corp., Refunding RB:
Daemen College Project, 5.00%, 10/01/43	155	177,686
Daemen College Project, 5.00%, 10/01/48	120	137,623
University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(c)	275	283,151
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.50%, 05/01/48	270	293,298
New Dawn Charter School Project, 5.75%, 02/01/49	255	268,515
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	284,248

Security	Par (000)	Value

Education (continued)
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	$440	$504,205
Carnegie Hall, 4.75%, 12/01/39	700	700,000
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	1,000	1,028,390
Series B, 4.00%, 08/01/35	190	205,971
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Series A:
Buffalo State College Foundation Housing Corp. Project, 5.38%, 10/01/41	280	293,012
The Charter School for Applied Technologies Project, 5.00%, 06/01/35	100	112,800
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/39	125	137,630
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	95	116,424
5.00%, 07/01/48	145	176,339
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	165	199,558
4.00%, 07/01/46	310	342,042
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(c)	1,000	1,062,200
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(c)	240	273,432
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 03/01/20(c)	350	353,189
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	150	161,028
5.38%, 09/01/41	650	687,713

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(c)	$450	$471,559
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	400	448,280
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	526,740
Fordham University, Series A, 5.50%, 07/01/21(c)	150	160,526
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(c)	670	706,615
Touro College & University System, Series A, 5.25%, 01/01/34	1,200	1,349,508
University of Rochester, Series A, 5.13%, 07/01/39	35	35,099
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 07/01/44	640	727,635
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	685	787,962
New York University, Series A, 5.00%, 07/01/37	600	655,074
Skidmore College, Series A, 5.25%, 07/01/29	200	212,390
Skidmore College, Series A, 5.25%, 07/01/31	300	318,273
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	1,220	1,394,460
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(c)	700	800,100
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	210	237,976
Hofstra University Project, 4.00%, 07/01/37	220	245,892
Hofstra University Project, 5.00%, 07/01/47	100	119,492
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	270	297,748

Security	Par (000)	Value

Education (continued)
Yonkers Economic Development Corp., RB, Charter School of Educational Excellence Project, Series A, 5.00%, 10/15/54	$100	$109,539

		17,403,322

Health — 12.8%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/20(c)	300	308,157
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	170	170,428
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	215,280
5.00%, 12/01/46	320	370,570
Series A, 5.00%, 12/01/32	180	197,870
Series A, 5.00%, 12/01/37	250	273,295
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,425	1,487,757
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM):
3.00%, 12/01/44	565	547,931
4.00%, 12/01/49	300	331,692
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	150	170,598
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	949,156
Series B, 6.00%, 11/01/20(c)	130	135,879
Series B, 6.00%, 11/01/30	20	20,771
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 01/01/34	500	538,995
State of New York Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.75%, 07/01/20(c)	425	436,556

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	$190	$209,564
Catholic Health Syatem Obligation, 4.00%, 07/01/39	250	275,250
Mount Sinai Hospital, Series A, 5.00%, 07/01/20(c)	500	511,440
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	1,000	1,055,670
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(c)	750	791,753
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	860	978,663

		9,977,275

Housing — 6.0%
City of New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 07/01/32	915	1,021,963
5.00%, 07/01/33	400	447,588
City of New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 02/15/48	500	528,965
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	265	313,352
State of New York HFA, RB, M/F:
Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	925	926,462
Affordable Housing, Series E (SONYMA), 4.15%, 11/01/47	660	702,405
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	715	776,740

		4,717,475

State — 13.5%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	500	566,300

Security	Par (000)	Value

State (continued)
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	$2,195	$2,485,860
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 03/15/37	1,070	1,154,027
General Purpose, Series C, 5.00%, 03/15/34	1,000	1,046,440
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	250	299,710
Group C, State Sales Tax, Series A, 4.00%, 03/15/45	555	615,234
Series A, 5.00%, 03/15/36	545	654,627
Series A, 5.00%, 02/15/42	250	296,355
Series B, 5.00%, 03/15/42	1,000	1,075,850
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	470	575,985
Series A, 5.25%, 03/15/39	1,015	1,269,988
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/30	500	559,130

		10,599,506

Tobacco — 3.8%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	250	258,300
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	400	405,460
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	750	717,982
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	600	643,404
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 05/15/40	230	246,358
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	285	296,600

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco (continued)
5.13%, 06/01/51	$355	$381,266

		2,949,370

Transportation — 24.7%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	215	250,677
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(c)	270	313,991
Series E, 5.00%, 11/15/38	1,000	1,116,870
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Group 2, Series C (AGM), 4.00%, 11/15/46	1,300	1,457,846
Green Bonds, Series A-1, 5.25%, 11/15/56	250	294,642
Series C-1, 5.00%, 11/15/36	840	991,931
Series F, 5.00%, 11/15/30	1,500	1,649,895
Series F, 5.00%, 11/15/35	500	581,830
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,120	1,245,373
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	538,995
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/46	2,480	2,738,218
5.25%, 01/01/50	165	183,742
(AGM), 4.00%, 07/01/41	300	317,091
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, AMT, 4.00%, 11/01/59(d)	665	725,262
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,039,630
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
177th Series, 4.00%, 01/15/43	480	503,510
178th Series, 5.00%, 12/01/43	430	479,119

Security	Par (000)	Value

Transportation (continued)
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 01/01/22(c)	$1,530	$1,654,879
Series I, 5.00%, 01/01/22(c)	1,030	1,113,863
Series J, 5.00%, 01/01/41	500	561,795
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	282,998
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.25%, 11/15/45	370	436,478
General, Series A, 5.00%, 11/15/50	500	582,230
Series B, 5.00%, 11/15/38	210	254,856

		19,315,721

Utilities — 13.5%
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	245	296,943
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,500	1,760,430
Long Island Power Authority, RB:
CAB, Electric Systems, Series A (AGM), 0.00%, 06/01/28(b)	3,515	2,964,797
General, 5.00%, 09/01/47	200	237,492
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	1,000	1,299,010
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	125	145,609
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	370	451,248
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	369,614

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	$2,690	$3,048,873

		10,574,016

Total Municipal Bonds in New York		109,122,208

Puerto Rico — 5.8%

State — 3.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	590	609,205
Series A-1, 5.00%, 07/01/58	1,510	1,587,206
Series A-2, 4.33%, 07/01/40	188	190,171
Series A-2, 4.78%, 07/01/58	502	517,663

		2,904,245

Tobacco — 0.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	400	406,064

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	615	639,520
5.13%, 07/01/37	175	181,914
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	410	416,035

		1,237,469

Total Municipal Bonds in Puerto Rico		4,547,778

Total Municipal Bonds — 145.2% (Cost — $104,305,910)		113,669,986

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 22.5%

County/City/Special District/School District — 2.5%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	500	570,505

Security	Par (000)	Value

County/City/Special District/School District (continued)
Sub-Series-D1, Series D, 5.00%, 12/01/43 (f)	$1,150	$1,407,416

		1,977,921

Education — 0.7%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	510	570,016

Housing — 1.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	1,130	1,220,502

State — 3.7%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	255	297,970
4.00%, 10/15/32	350	390,365
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,000	1,043,450
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,003	1,118,639

		2,850,424

Transportation — 10.3%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,150,530
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/26	1,000	1,067,170
Consolidated, Series 210th, 5.00%, 09/01/48	960	1,168,464
Series194th, 5.25%, 10/15/55	735	872,702
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/53(f)	2,012	2,229,618

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	$500	$592,395

		8,080,879

Utilities — 3.7%
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	1,500	1,586,175
Fiscal 2012, Series BB, 5.00%, 06/15/44	1,005	1,072,574
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series B, 4.00%, 12/15/35	190	215,050

		2,873,799

Security		Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.5% (Cost — $16,608,228)		$17,573,541

Total Long-Term Investments — 167.7% (Cost — $120,914,138)		131,243,527

Shares

Short-Term Securities — 0.5%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.91%(g)(h)	403,749	403,749

Total Short-Term Securities — 0.5% (Cost — $403,749)		403,749

Total Investments — 168.2% (Cost — $121,317,887)		131,647,276

Other Assets Less Liabilities — 0.4%		304,411

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.0)%		(9,422,875)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (56.6)%		(44,261,904)

Net Assets Applicable to Common Shares — 100.0%		$78,266,908

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between December 01, 2026 to July 01, 2027, is $1,980,902.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	273,796	129,953	403,749	$403,749	$1,121	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

RB — Revenue Bonds

SONYMA — State of New York Mortgage Agency

S/F — Single-Family

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	11	03/20/20	$1,423	$1,616
U.S. Treasury Long Bond	22	03/20/20	3,497	7,760
5-Year U.S. Treasury Note	10	03/31/20	1,190	760

				$10,136

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

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Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock New York Municipal Income Trust II (BFY)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$131,243,527	$—	$131,243,527
Short-Term Securities	403,749	—	—	403,749

	$403,749	$131,243,527	$—	$131,647,276

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$10,136	$—	$—	$10,136

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(9,400,357)	$—	$(9,400,357)
VRDP Shares at Liquidation Value	—	(44,400,000)	—	(44,400,000)

	$—	$(53,800,357)	$—	$(53,800,357)

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